Commitments and Contingencies, textuals (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Environmental Remediation Obligations Abstract
Insurance Coverage For Pollution	$ 1,000,000,000
Supplemental Calls Review Period	3 years
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 147,291,000